Share Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		8 Months Ended	12 Months Ended
	Mar. 17, 2017	Jan. 08, 2018	Nov. 18, 2017	Aug. 18, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borqs International [Member]
Share Based Compensation (Textual)
Ordinary shares issued					2,695,194
2007 Plan [Member]
Share Based Compensation (Textual)
Options granted		9,085,000		9,085,000		610,000	6,525,190
Exercise price		$ 0.859				$ 0.56	$ 0.459
Purchase of aggregate shares				5,500,000		5,500,000	5,500,000
Aggregate intrinsic value						$ 308	$ 308
Ordinary shares issued	450,000
Total proceeds	$ 62
Share based compensation expense	$ 324				$ 5,658
Terms of options, description					The terms of the options shall not exceed ten years from the date of grant.
Maximum aggregate number of shares					38,700,000
Ordinary shares were fully vested					450,000
2007 Plan [Member] | Employees, Officers, and Directors [Member]
Share Based Compensation (Textual)
Exercise price						$ 0.459
2007 Plan [Member] | Employees, Officers, and Directors [Member] | Maximum [Member]
Share Based Compensation (Textual)
Exercise price				$ 0.859
2007 Plan [Member] | Employees, Officers, and Directors [Member] | Minimum [Member]
Share Based Compensation (Textual)
Exercise price				$ 0.678
2007 Plan [Member] | Directors [Member]
Share Based Compensation (Textual)
Options granted			180,000
Exercise price			$ 5.30